UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2019

WESTERN ASSET

SMASh SERIES EC FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series EC Fund for the six-month reporting period ended August 31, 2019.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 27, 2019

II	Western Asset SMASh Series EC Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2019 and February 28, 2019 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2019 and held for the six months ended August 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
7.34%	$1,000.00	$1,073.40	0.00%	$0.00	5.00%	$1,000.00	$1,025.14	0.00%	$0.00

2	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

[1]	For the six months ended August 31, 2019.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays U.S. Aggregate Index

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WA SMASh EC	— Western Asset SMASh Series EC Fund

4	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays U.S. Aggregate Index

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WA SMASh EC	— Western Asset SMASh Series EC Fund

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2019

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 23.8%
Argentina — 0.5%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	66.777%	6/21/20	19,550,000	ARS	$94,533	(a)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	183,730,000	ARS	1,062,596
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,190,000		508,737
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	14,490,000		5,796,000
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	2,210,000		864,662
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	790,000		300,200
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,130,000		440,700
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,650,000		861,250	(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,850,000		610,500	(b)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,280,000		763,800	(b)
Total Argentina					11,302,978
Brazil — 4.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	67,555,000	BRL	17,156,095
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	209,178,000	BRL	55,256,072
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	12,258,000	BRL	3,381,992
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	7,060,000		7,601,926

See Notes to Financial Statements.

6	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — continued
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	3,180,000		$3,641,132
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,080,000		9,675,966
Total Brazil					96,713,183
China — 1.0%
China Government Bond, Senior Notes	3.390%	5/21/25	140,000,000	CNH	20,055,196	(c)
Colombia — 0.0%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000		645,005
Ecuador — 0.2%
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	4,670,000		4,381,628	(b)
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	1,190,000		1,229,587	(b)
Indonesia — 2.3%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	1,000,000		1,032,552	(c)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	594,513,000,000	IDR	41,305,948
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	100,987,000,000	IDR	7,075,297
Total Indonesia					49,413,797
Kenya — 0.4%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	4,260,000		4,566,754	(c)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	2,910,000		3,047,436	(b)
Total Kenya					7,614,190
Mexico — 9.2%
Mexican Bonos, Bonds	6.500%	6/9/22	71,825,000	MXN	3,547,330
Mexican Bonos, Bonds	10.000%	12/5/24	352,420,000	MXN	20,009,616
Mexican Bonos, Senior Notes	8.500%	5/31/29	264,290,000	MXN	14,588,797
Mexican Bonos, Senior Notes	7.750%	11/13/42	327,861,500	MXN	16,878,532
Mexican Bonos, Senior Notes	8.000%	11/7/47	2,513,680,000	MXN	133,030,681

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — continued
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	3,310,000		$3,453,158
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	3,380,000		3,742,336
Total Mexico					195,250,450
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000		5,006,713	(b)
Peru — 0.2%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	510,000		775,843
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	2,520,000		3,849,325
Total Peru					4,625,168
Russia — 5.2%
Russian Federal Bond — OFZ	7.000%	1/25/23	746,890,000	RUB	11,309,489
Russian Federal Bond — OFZ	7.000%	8/16/23	992,840,000	RUB	15,037,485
Russian Federal Bond — OFZ	7.750%	9/16/26	659,350,000	RUB	10,363,191
Russian Federal Bond — OFZ	8.150%	2/3/27	613,510,000	RUB	9,852,579
Russian Federal Bond — OFZ	7.050%	1/19/28	1,249,561,000	RUB	18,899,633
Russian Federal Bond — OFZ	6.900%	5/23/29	997,790,000	RUB	14,859,981
Russian Federal Bond — OFZ	7.650%	4/10/30	1,897,220,000	RUB	29,695,432
Russian Federal Bond — OFZ	7.250%	5/10/34	93,150,000	RUB	1,402,696
Total Russia					111,420,486
Total Sovereign Bonds (Cost — $562,062,278)					507,658,381
Collateralized Mortgage Obligations (d) — 16.3%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	2.325%	6/25/47	5,428,580		4,777,430	(a)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	6.006%	8/10/45	18,796,764		13,965,168	(a)(b)
Banc of America Funding Corp., 2015-R3 1A2	2.751%	3/27/36	29,851,853		24,416,965	(a)(b)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	2.355%	5/26/37	10,471,435		9,282,798	(a)(b)
Banc of America Funding Trust, 2015-R2 9A2	2.897%	3/27/36	17,048,200		15,877,292	(a)(b)

See Notes to Financial Statements.

8	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (d) — continued
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. USD LIBOR + 0.160%)	2.426%	11/26/36	12,526,790	$12,321,090	(a)(b)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. USD LIBOR + 0.225%)	2.716%	1/26/36	26,650,000	24,465,545	(a)(b)
Commercial Mortgage Pass-Through Trust, 2013-CR7 XA, IO	1.369%	3/10/46	9,604,385	323,990	(a)
Commercial Mortgage Pass-Through Trust, 2014-CR20 B	4.239%	11/10/47	720,000	773,255	(a)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.702%	6/15/38	27,605	15,607	(a)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	1,787,474	1,211,807
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	1,546,579	1,176,300	(a)
Credit Suisse Mortgage Trust, 2014-11R 15A2	4.220%	1/27/36	4,231,942	4,061,616	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	530,000	509,715	(b)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,100,000	1,015,075	(b)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.620%)	7.815%	7/15/32	16,100,000	15,924,236	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	7.257%	4/15/36	3,949,388	1,194,702	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K712 X1, IO	1.379%	11/25/19	13,788,255	13,798	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	6.745%	12/25/42	2,610,000	2,833,968	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	5.895%	4/25/43	25,400,000	26,449,957	(a)(b)

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	13.895%	4/25/43	17,874,814	$21,301,285	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	7.145%	7/25/25	572,206	599,426	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.395%	1/25/29	14,280,000	15,070,415	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	6.995%	10/25/29	16,410,000	18,464,269	(a)(b)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	3,970,000	942,081	(a)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	410,168	293,145	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.645%	5/16/55	12,081,141	481,900	(a)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	2.876%	11/26/37	15,882,574	14,480,445	(a)(b)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.415%	11/25/36	20,836,079	16,210,174	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.592%	11/15/47	3,940,000	4,108,827	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	5,065,001	4,732,134
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.004%	2/12/49	2,580,455	1,731,154	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.613%	2/15/51	21,005	20,139	(a)

See Notes to Financial Statements.

10	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (d) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	10,820,000	$2,141,147	(b)
Lone Star Portfolio Trust, 2015-LSMZ M (1 mo. USD LIBOR + 7.218%)	9.413%	9/15/20	2,337,177	2,328,265	(a)(b)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. USD LIBOR + 7.150%)	9.345%	9/15/28	5,545,947	5,574,494	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,747,868	1,113,312	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	763,843	486,532	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	348,648	151,030	(a)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	290,292	221,348
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	79,638	79,571
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	4.991%	5/27/23	37,848,885	38,280,401	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,490,618	1,292,118	(b)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	3.766%	12/26/37	21,033,819	18,990,699	(a)(b)
Residential Accredit Loans Inc., 2005-QS6 A4 (-3.286 x 1 mo. USD LIBOR + 23.000%)	15.951%	5/25/35	1,500,369	2,097,992	(a)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	2.695%	5/25/37	8,766,863	6,867,604	(a)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. USD LIBOR + 7.100%)	4.955%	7/25/36	19,149,640	4,647,338	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,056,272

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (d) — continued
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	$1,364,184
WF-RBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,668,649	(a)
Total Collateralized Mortgage Obligations (Cost — $328,439,039)				347,406,664
Senior Loans — 14.3%
Communication Services — 2.3%
Diversified Telecommunication Services — 0.9%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.362%	2/22/24	11,109,000	11,131,562	(a)(e)(f)
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.695%	1/15/26	8,844,101	8,852,397	(a)(e)(f)
Total Diversified Telecommunication Services				19,983,959
Media — 1.3%
CBS Radio Inc., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.890%	11/18/24	3,532,620	3,535,711	(a)(e)(f)
Charter Communications Operating LLC, Term Loan B (3 mo. USD LIBOR + 2.000%)	4.330%	4/30/25	2,587,931	2,597,152	(a)(e)(f)
Diamond Sports Group LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	5.420%	7/17/26	2,390,000	2,393,475	(a)(e)(f)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	6.100%	5/4/26	5,478,576	5,505,114	(a)(e)(f)(g)
Nexstar Broadcasting Inc., Term Loan B4	—	7/15/26	1,000,000	1,001,071	(g)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	5.885%	1/31/26	3,309,494	3,259,852	(a)(e)(f)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.862%	3/15/24	7,202,565	6,903,212	(a)(e)(f)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.500%)	4.695%	4/15/25	2,248,000	2,236,157	(a)(e)(f)
Total Media				27,431,744

See Notes to Financial Statements.

12	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 0.1%
Sprint Communications Inc., Term Loan (1 mo. USD LIBOR + 2.500%)	4.625%	2/2/24	2,143,376	$2,132,659	(a)(e)(f)
Total Communication Services				49,548,362
Consumer Discretionary — 3.5%
Auto Components — 0.4%
American Axle & Manufacturing Inc., Term Loan B	4.400-4.530%	4/6/24	1,031,035	1,013,379	(a)(e)(f)
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan ( 1 mo. USD LIBOR + 3.500%)	5.612%	4/30/26	7,870,000	7,755,161	(a)(e)(f)
Total Auto Components				8,768,540
Commercial Services & Supplies — 0.1%
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	5.870%	12/6/25	1,422,850	1,433,521	(a)(e)(f)(h)
Diversified Consumer Services — 0.3%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.862%	5/2/22	7,684,677	7,690,163	(a)(e)(f)
Entertainment — 0.1%
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.112%	10/7/24	1,600,000	1,599,429	(a)(e)(f)
Hotels, Restaurants & Leisure — 2.2%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.362%	2/16/24	2,459,725	2,460,227	(a)(e)(f)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.112%	7/31/24	5,303,081	5,298,414	(a)(e)(f)
Aramark Services Inc., Term Loan B3 (3 mo. USD LIBOR + 1.750%)	4.080%	3/11/25	4,970,738	4,974,287	(a)(e)(f)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	4.387%	9/15/23	669,948	671,079	(a)(e)(f)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.862%	12/23/24	4,801,019	4,737,256	(a)(e)(f)

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	4.112%	11/30/23	4,487,594	$4,500,213	(a)(e)(f)(g)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	4.862-4.932%	10/4/23	2,089,496	2,092,271	(a)(e)(f)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.895%	6/22/26	4,687,300	4,705,716	(a)(e)(f)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 3.000%)	5.112%	5/15/26	4,860,000	4,891,678	(a)(e)(f)
Scientific Games International Inc., Initial Term Loan B5	4.862-4.896%	8/14/24	9,559,858	9,464,259	(a)(e)(f)(g)
Station Casinos LLC, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.620%	6/8/23	2,655,656	2,662,176	(a)(e)(f)
Total Hotels, Restaurants & Leisure				46,457,576
Specialty Retail — 0.4%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	6.230-6.244%	7/1/22	2,150,680	1,442,747	(a)(e)(f)
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	4.862-4.980%	11/8/23	644,402	559,019	(a)(e)(f)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.612-4.667%	1/30/23	1,962,774	1,865,454	(a)(e)(f)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.620%	8/19/22	2,896,535	2,865,458	(a)(e)(f)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	6.210%	3/11/22	1,186,024	1,152,296	(a)(e)(f)
Total Specialty Retail				7,884,974
Total Consumer Discretionary				73,834,203

See Notes to Financial Statements.

14	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Staples — 0.4%
Food & Staples Retailing — 0.2%
Albertson’s LLC, 2019 Term Loan B7 (1 mo. USD LIBOR + 2.750%)	4.862%	11/17/25	1,451,392	$1,457,742	(a)(e)(f)
Albertson’s LLC, 2019 Term Loan B8 (1 mo. USD LIBOR + 2.750%)	4.862%	8/17/26	3,124,760	3,138,918	(a)(e)(f)
Total Food & Staples Retailing				4,596,660
Food Products — 0.2%
Post Holdings Inc., Replacement Incremental Term Loan A (1 mo. USD LIBOR + 2.000%)	4.150%	5/24/24	3,115,193	3,120,791	(a)(e)(f)
Total Consumer Staples				7,717,451
Financials — 2.3%
Capital Markets — 0.7%
Blackstone CQP Holdco LP, Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.887%	9/30/24	1,850,000	1,852,697	(a)(e)(f)
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.432%	7/21/25	3,711,350	3,714,831	(a)(e)(f)
First Eagle Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.080%	12/2/24	2,768,793	2,769,140	(a)(e)(f)
Focus Financial Partners LLC, Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.612%	7/3/24	1,448,543	1,454,427	(a)(e)(f)(g)
LPL Holdings Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	4.395%	9/23/24	1,004,886	1,008,334	(a)(e)(f)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	4.112%	3/27/23	3,180,644	3,190,803	(a)(e)(f)
Total Capital Markets				13,990,232
Diversified Financial Services — 1.1%
Intelsat Jackson Holdings SA, Term Loan B3 (1 mo. USD LIBOR + 3.750%)	5.895%	11/27/23	2,310,000	2,313,128	(a)(e)(f)
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	5.112%	8/25/22	5,296,658	5,280,106	(a)(e)(f)

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	5.830%	7/10/25	379,212	$380,543	(a)(e)(f)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.870%	2/1/23	2,663,109	2,606,518	(a)(e)(f)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	5.370%	4/29/26	12,218,590	12,231,322	(a)(e)(f)
Total Diversified Financial Services				22,811,617
Insurance — 0.5%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	5.112%	8/4/22	6,899,486	6,915,299	(a)(e)(f)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.112%	11/3/24	4,722,020	4,730,284	(a)(e)(f)
Total Insurance				11,645,583
Total Financials				48,447,432
Health Care — 2.5%
Health Care Providers & Services — 1.2%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. USD LIBOR + 3.250%)	5.432%	4/28/22	1,802,796	1,702,141	(a)(e)(f)
HCA Inc., Term Loan B10 (3 mo. USD LIBOR + 2.000%)	4.330%	3/13/25	1,239,834	1,245,258	(a)(e)(f)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.612%	8/18/22	790,812	787,945	(a)(e)(f)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.645%	11/16/25	9,645,764	9,587,890	(a)(e)(f)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.080%	6/7/23	10,747,117	10,021,686	(a)(e)(f)
Phoenix Guarantor Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.744%	3/5/26	3,170,000	3,159,434	(a)(e)(f)
Total Health Care Providers & Services				26,504,354

See Notes to Financial Statements.

16	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Technology — 0.9%
AthenaHealth Inc., First Lien Term Loan B	6.681-6.701%	2/11/26	8,827,875	$8,794,770	(a)(e)(f)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	4.612%	3/1/24	9,613,194	9,508,382	(a)(e)(f)
Total Health Care Technology				18,303,152
Pharmaceuticals — 0.4%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.201%	6/2/25	5,102,046	5,115,863	(a)(e)(f)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.612%	8/6/26	4,400,000	4,389,000	(a)(e)(f)(h)
Total Pharmaceuticals				9,504,863
Total Health Care				54,312,369
Industrials — 0.8%
Air Freight & Logistics — 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.922%	1/15/25	5,896,500	5,915,929	(a)(e)(f)
Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC, Delayed Draw Tem Loan	—	7/10/26	272,072	272,327	(g)
Allied Universal Holdco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.250%)	6.507%	7/10/26	2,747,928	2,750,506	(a)(e)(f)(g)
ServiceMaster Co. LLC, Term Loan C (1 mo. USD LIBOR + 2.500%)	4.612%	11/8/23	432,649	433,641	(a)(e)(f)
Total Commercial Services & Supplies				3,456,474
Electrical Equipment — 0.0%
Brookfield WEC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.612%	8/1/25	229,423	230,093	(a)(e)(f)
Professional Services — 0.2%
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.112%	4/10/23	3,610,025	3,619,050	(a)(e)(f)

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — 0.1%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.625-4.688%	8/15/25	3,168,000	$3,173,940	(a)(e)(f)
Transportation Infrastructure — 0.0%
Flying Fortress Holdings LLC, Refinancing Term Loan (3 mo. USD LIBOR + 1.750%)	4.080%	10/31/22	1,200,000	1,202,906	(a)(e)(f)
Total Industrials				17,598,392
Information Technology — 1.6%
IT Services — 0.3%
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.750%)	5.866%	9/30/24	5,326,537	5,335,971	(a)(e)(f)(g)
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 2018 New Replacement Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.862%	3/31/23	2,650,184	2,648,321	(a)(e)(f)
Software — 1.0%
Dell International LLC, Refinancing Term Loan B (1 mo. USD LIBOR + 2.000%)	4.120%	9/7/23	3,459,731	3,471,407	(a)(e)(f)
DigiCert Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	6.112%	10/31/24	10,950,668	10,962,079	(a)(e)(f)
DigiCert Holdings Inc., Term Loan B	—	8/7/26	7,450,000	7,453,725	(g)
Total Software				21,887,211
Technology Hardware, Storage & Peripherals — 0.2%
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	3.862%	4/29/23	4,180,017	4,173,726	(a)(e)(f)
Total Information Technology				34,045,229
Materials — 0.5%
Containers & Packaging — 0.5%
Berry Global Inc., Term Loan Q (1 mo. USD LIBOR + 2.250%)	4.451%	10/3/22	2,421,997	2,425,780	(a)(e)(f)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.862%	2/6/23	8,272,328	8,277,498	(a)(e)(f)
Total Materials				10,703,278

See Notes to Financial Statements.

18	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate — 0.4%
Equity Real Estate Investment Trusts (REITs) — 0.3%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.112%	3/21/25	5,281,872	$5,292,720	(a)(e)(f)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.170%	12/20/24	950,000	952,494	(a)(e)(f)
Total Equity Real Estate Investment Trusts (REITs)				6,245,214
Real Estate Management & Development — 0.1%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	4.362%	4/18/24	2,917,647	2,921,750	(a)(e)(f)(g)
Total Real Estate				9,166,964
Total Senior Loans (Cost — $307,201,291)				305,373,680
Corporate Bonds & Notes — 14.3%
Communication Services — 2.1%
Diversified Telecommunication Services — 0.2%
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,040,000	3,264,200	(b)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	400,000	413,700	(b)
Total Diversified Telecommunication Services				3,677,900
Entertainment — 0.2%
Netflix Inc., Senior Notes	5.375%	2/1/21	1,020,000	1,058,250
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000	3,147,281
Total Entertainment				4,205,531
Media — 1.1%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	9,040,000	9,672,800	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	9/30/22	385,000	389,572
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,470,000	3,678,165	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,100,000	3,262,750	(b)

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	640,000	$675,594
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	110,585
DISH DBS Corp., Senior Notes	6.750%	6/1/21	320,000	337,856
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,660,000	4,450,533
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,110,000	1,093,350
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	880,000	922,900	(b)
Total Media				24,594,105
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	2,095,121
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	400,000	412,104	(b)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	200,000	214,616	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	290,000	363,944
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	1,500,000	1,533,750	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	5,137,000	5,538,714
Sprint Corp., Senior Notes	7.875%	9/15/23	560,000	631,400
Sprint Corp., Senior Notes	7.625%	2/15/25	1,973,000	2,212,226
Total Wireless Telecommunication Services				13,001,875
Total Communication Services				45,479,411
Consumer Discretionary — 1.3%
Auto Components — 0.1%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,438,000	1,512,459	(b)
Automobiles — 0.1%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	2,800,000	2,835,000
Diversified Consumer Services — 0.1%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,650,850

See Notes to Financial Statements.

20	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	970,000	$1,003,717	(b)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	600,000	660,096
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	1,100,000	1,163,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	230,000	238,050
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	2,630,000	2,777,937
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,469,000	1,494,708	(b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	3,646,200	(b)
Total Hotels, Restaurants & Leisure				10,984,508
Household Durables — 0.4%
Lennar Corp., Senior Notes	4.500%	4/30/24	1,510,000	1,610,037
Lennar Corp., Senior Notes	4.750%	5/30/25	160,000	172,000
Lennar Corp., Senior Notes	5.250%	6/1/26	606,000	662,055
Lennar Corp., Senior Notes	5.000%	6/15/27	500,000	538,125
Lennar Corp., Senior Notes	4.750%	11/29/27	3,000,000	3,277,500
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	1,850,000	1,937,875
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	126,000	126,394
Total Household Durables				8,323,986
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	450,000	473,063	(b)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,840,000	1,948,891	(b)
Total Textiles, Apparel & Luxury Goods				2,421,954
Total Consumer Discretionary				27,728,757
Consumer Staples — 0.6%
Beverages — 0.4%
Constellation Brands Inc., Senior Notes	3.750%	5/1/21	4,160,000	4,256,664

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	300,000	$321,581
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,560,000	1,738,588
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	1,980,000	2,071,634	(b)
Total Beverages				8,388,467
Food Products — 0.2%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	4,649,000	4,797,965	(b)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	580,000	609,238	(b)
Total Food Products				5,407,203
Total Consumer Staples				13,795,670
Energy — 5.0%
Oil, Gas & Consumable Fuels — 5.0%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	1,820,000	1,769,950
Blue Racer Midstream LLC/ Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,070,000	2,090,700	(b)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	1,790,000	1,982,425
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	410,000	411,046
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	1,330,000	1,256,850
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	300,000	218,253
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,650,000	1,694,811
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	1,700,000	1,789,250
Energy Transfer Partners LP/ Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	32,205
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	581,003	(b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	3,600,462	(b)

See Notes to Financial Statements.

22	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Inc., Senior Notes	5.000%	2/15/21	10,000	$10,355	(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	421,795
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	1,953,321
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,889,095
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	780,000	729,300
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	954,000	868,140
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	57,230,000	62,123,165
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,734,150
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,000,000	977,500
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	284,691
QEP Resources Inc., Senior Notes	6.875%	3/1/21	150,000	149,625
Range Resources Corp., Senior Notes	5.875%	7/1/22	560,000	539,000
Range Resources Corp., Senior Notes	5.000%	3/15/23	2,560,000	2,272,000
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,310,000	1,080,750
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,452,420
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	1,320,000	1,323,300
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,200,000	1,261,500
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	340,000	352,512
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,630,000	1,772,625	(b)

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	830,000	$919,225	(b)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	1,320,000	1,239,414
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	410,000	323,900
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	249,228
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	202,491
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	5,800,000	6,957,733
WPX Energy Inc., Senior Notes	6.000%	1/15/22	60,000	61,950
WPX Energy Inc., Senior Notes	8.250%	8/1/23	320,000	357,600
Total Energy				106,933,740
Financials — 1.1%
Banks — 0.3%
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,651,000	2,832,832
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	772,125
CIT Group Inc., Senior Notes	4.750%	2/16/24	1,950,000	2,098,687
Total Banks				5,703,644
Consumer Finance — 0.2%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,000,000	4,207,500
Navient Corp., Medium-Term Notes	8.000%	3/25/20	170,000	175,525
Total Consumer Finance				4,383,025
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	2,780,000	2,940,708
DAE Funding LLC, Senior Notes	5.750%	11/15/23	820,000	867,150	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	3,270,000	3,462,113	(b)

See Notes to Financial Statements.

24	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,210,000	$1,254,891	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,840,000	3,074,726	(b)
Total Diversified Financial Services				11,599,588
Thrifts & Mortgage Finance — 0.1%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,000,000	2,095,000	(b)
Total Financials				23,781,257
Health Care — 2.4%
Health Care Providers & Services — 1.2%
Centene Corp., Senior Notes	5.625%	2/15/21	1,280,000	1,299,200
Centene Corp., Senior Notes	4.750%	5/15/22	2,460,000	2,530,159
Centene Corp., Senior Notes	6.125%	2/15/24	2,630,000	2,759,528
Centene Corp., Senior Notes	4.750%	1/15/25	880,000	915,200
Centene Corp., Senior Notes	5.375%	6/1/26	340,000	364,327	(b)
DaVita Inc., Senior Notes	5.000%	5/1/25	200,000	201,000
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	1,280,000	1,299,027	(b)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,488,196	(b)
HCA Inc., Senior Notes	5.875%	5/1/23	330,000	365,269
HCA Inc., Senior Notes	5.875%	2/15/26	130,000	148,623
HCA Inc., Senior Notes	5.375%	9/1/26	1,900,000	2,123,250
HCA Inc., Senior Notes	5.625%	9/1/28	1,310,000	1,493,809
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	11,050
HCA Inc., Senior Secured Notes	4.750%	5/1/23	1,750,000	1,882,619
HCA Inc., Senior Secured Notes	5.000%	3/15/24	890,000	973,011
HCA Inc., Senior Secured Notes	5.250%	4/15/25	670,000	750,357
HCA Inc., Senior Secured Notes	5.250%	6/15/26	90,000	101,705
HCA Inc., Senior Secured Notes	4.500%	2/15/27	90,000	97,700
HCA Inc., Senior Secured Notes	5.500%	6/15/47	2,740,000	3,151,939
Total Health Care Providers & Services				25,955,969

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — 1.2%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	980,000	$1,112,300	(b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	923,358	(b)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	250,000	258,125	(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,590,000	1,788,750	(b)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	420,000	445,200	(b)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	17,337,000	16,556,835
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	220,000	210,100
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	4,470,000	4,201,800
Total Pharmaceuticals				25,496,468
Total Health Care				51,452,437
Industrials — 0.4%
Air Freight & Logistics — 0.1%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,610,000	1,649,332	(b)
Airlines — 0.0%
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	36,964	41,217
Commercial Services & Supplies — 0.3%
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	1,805,000	1,888,481
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	4,060,000	4,273,150
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	107,250
Total Commercial Services & Supplies				6,268,881
Total Industrials				7,959,430
Information Technology — 0.2%
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	3,000,000	3,162,674	(b)

See Notes to Financial Statements.

26	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Materials — 1.1%
Chemicals — 0.0%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	$1,254,595	(b)
Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	910,000	952,656	(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	1,490,000	1,528,680	(b)
Ball Corp., Senior Notes	4.000%	11/15/23	310,000	328,213
Graphic Packaging International LLC, Senior Notes	4.875%	11/15/22	960,000	1,010,400
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,000,000	1,077,500
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	1,290,000	1,329,410	(b)
Total Containers & Packaging				6,226,859
Metals & Mining — 0.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	1,788,000	1,881,870	(b)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,990,000	2,153,578	(b)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	350,000	364,875	(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	268,000	269,340
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	5,430,000	4,982,025
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	578,809
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	265,498
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000	1,718,550
Total Metals & Mining				12,214,545

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
Paper & Forest Products — 0.2%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	3,400,000	$3,400,000
Total Materials				23,095,999
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	250,000	219,063
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	1,225,000	1,258,687
Total Real Estate				1,477,750
Total Corporate Bonds & Notes (Cost — $283,622,155)				304,867,125
Asset-Backed Securities — 4.7%
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	2.545%	7/25/36	29,550,000	28,102,987	(a)(b)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	3.645%	10/25/37	8,350,000	8,490,175	(a)(b)
Fremont Home Loan Trust, 2006-B 1A (1 mo. USD LIBOR + 0.150%)	2.295%	8/25/36	17,463,818	8,625,991	(a)
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 0.900%)	3.045%	1/25/35	4,725,750	4,565,639	(a)(b)
JPMorgan Mortgage Acquisition Trust, 2007-CH4 M2 (1 mo. USD LIBOR + 0.240%)	2.385%	5/25/37	25,250,000	21,371,974	(a)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	3.643%	4/15/29	2,000,000	2,000,584	(a)(b)
PFCA Home Equity Investment Trust, 2003-IFC5 A	4.231%	1/22/35	16,951,077	17,288,827	(a)(b)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	2.495%	8/25/36	8,810,000	8,790,548	(a)
Residential Asset Securities Corp., 2004-KS9 AI5	5.830%	10/25/34	1,111,949	1,120,285
Total Asset-Backed Securities (Cost — $97,684,427)				100,357,010
U.S. Government & Agency Obligations — 4.3%
U.S. Government Obligations — 4.3%
U.S. Treasury Bonds	3.750%	11/15/43	16,700,000	22,588,707

See Notes to Financial Statements.

28	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Bonds	2.750%	8/15/47	51,390,000	$60,052,026
U.S. Treasury Notes	2.625%	7/31/20	3,550,000	3,575,585
U.S. Treasury Notes	1.875%	4/30/22	30,000	30,328
U.S. Treasury Notes	1.750%	7/31/24	4,520,000	4,595,657
U.S. Treasury Notes	2.250%	11/15/25	760,000	796,174
Total U.S. Government & Agency Obligations (Cost — $77,108,886)				91,638,477

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.5%
Exchange-Traded Purchased Options — 0.0%
Canadian Dollar Futures, Call @ $76.00	10/4/19	47	47,000	9,870
Euro Futures, Call @ $1.13	9/6/19	48	6,000,000	300
Euro Futures, Call @ $1.13	10/4/19	48	6,000,000	12,600
Euro-Bund Futures, Call @ 186.00EUR	9/20/19	491	49,100,000	5,396
Euro-Bund Futures, Call @ 186.50EUR	9/20/19	8,200	820,000,000	90,122
Euro-Bund Futures, Put @ 175.00EUR	9/20/19	619	61,900,000	258,519
Euro-Bund Futures, Put @ 176.00EUR	9/20/19	89	8,900,000	69,449
Japanese Yen Futures, Put @ $94.00	10/4/19	47	58,750	32,900
U.S. Treasury 2-Year Notes Futures, Put @ $105.75	11/22/19	1,146	2,292,000	0	(i)
U.S. Treasury 5-Year Notes Futures, Put @ $110.50	11/22/19	8,911	8,911,000	0	(i)
U.S. Treasury 10-Year Notes Futures, Call @ $146.50	11/22/19	2,030	2,030,000	0	(i)
U.S. Treasury Long-Term Bonds Futures, Put @ $140.00	10/25/19	1,617	1,617,000	0	(i)
Total Exchange-Traded Purchased Options				479,156

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.5%
U.S. Dollar/ Euro, Call @ $1.13	Citibank N.A.	10/21/19	159,510,000	159,510,000	$4,202,223
U.S. Dollar/ Euro, Call @ $1.14	Citibank N.A.	11/4/19	204,623,990	204,623,990	6,799,300
Total OTC Purchased Options					11,001,523
Total Purchased Options (Cost — $6,633,342)					11,480,679

		Rate		Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Banks — 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost — $818,341)		7.943%		32,991	864,364	(a)
Total Investments before Short-Term Investments (Cost — $1,663,569,759)					1,669,646,380

			Maturity Date	Face Amount†
Short-Term Investments — 13.0%
U.S. Government Agencies — 12.1%
Federal Home Loan Bank (FHLB), Discount Notes		1.620%	9/13/19	30,000,000	29,982,833	(j)
Federal Home Loan Bank (FHLB), Discount Notes		1.875%	9/27/19	119,010,000	118,846,560	(j)
Federal Home Loan Bank (FHLB), Discount Notes		1.954%	10/23/19	10,000,000	9,971,944	(j)
Federal Home Loan Bank (FHLB), Discount Notes		1.958%	10/25/19	33,000,000	32,903,713	(j)
Federal Home Loan Bank (FHLB), Discount Notes		1.922%	11/8/19	35,000,000	34,874,234	(j)
Federal Home Loan Bank (FHLB), Discount Notes		1.944%	11/29/19	33,000,000	32,843,690	(j)
Total U.S. Government Agencies (Cost — $259,378,925)					259,422,974

See Notes to Financial Statements.

30	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

Security	Rate	Shares	Value
Overnight Deposits — 0.9%
BNY Mellon Cash Reserve Fund (Cost — $19,012,371)	0.650%	19,012,371	$19,012,371
Total Short-Term Investments (Cost — $278,391,296)			278,435,345
Total Investments — 91.3% (Cost — $1,941,961,055)			1,948,081,725
Other Assets in Excess of Liabilities — 8.7%			184,739,284
Total Net Assets — 100.0%			$2,132,821,009

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	All or a portion of this loan is unfunded as of August 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

Abbreviations used in this schedule:

ARS	— Argentine Peso

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CNH	— Chinese Offshore Yuan

EUR	— Euro

IDR	— Indonesian Rupiah

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Canadian Dollar Futures, Call	9/6/19	$76.00		49	49,000	$(1,470)
Euro Futures, Put	11/8/19	1.12		95	11,875,000	(201,875)
Euro-Bund Futures, Call	9/20/19	173.00	EUR	134	13,400,000	(496,309)
Euro-Bund Futures, Call	9/20/19	177.00	EUR	88	8,800,000	(48,358)
Euro-Bund Futures, Put	9/20/19	173.50	EUR	882	88,200,000	(126,017)
Euro-Bund Futures, Put	9/20/19	174.00	EUR	88	8,800,000	(18,376)
Euro-Bund Futures, Put	10/25/19	173.00	EUR	22	2,200,000	(7,496)
Total Exchange-Traded Written Options (Premiums received — $677,171)						$(899,901)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation used in this schedule:

EUR	— Euro

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,561	12/19	$380,750,690	$382,991,350	$2,240,660
90-Day Eurodollar	2,717	6/20	664,074,468	669,774,462	5,699,994
90-Day Eurodollar	1,553	3/21	380,016,561	383,726,887	3,710,326
Australian Dollar	1,220	9/19	85,118,970	82,118,200	(3,000,770)
British Pound	505	9/19	40,328,319	38,383,156	(1,945,163)

See Notes to Financial Statements.

32	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Canadian Dollar	459	9/19	$34,649,321	$34,464,015	$(185,306)
Euro	438	9/19	62,045,111	60,167,513	(1,877,598)
Euro-Bobl	252	9/19	37,079,818	37,730,343	650,525
Euro-BTP	1,817	9/19	262,229,868	290,180,270	27,950,402
Japanese Yen	201	9/19	23,327,131	23,670,262	343,131
Mexican Peso	1,812	9/19	45,857,180	45,118,800	(738,380)
Russian Ruble	799	9/19	30,920,435	29,862,625	(1,057,810)
U.S. Treasury 2-Year Notes	1,146	12/19	247,754,368	247,670,297	(84,071)
U.S. Treasury 5-Year Notes	8,911	12/19	1,068,349,847	1,069,111,126	761,279
U.S. Treasury Long-Term Bonds	1,617	12/19	266,633,239	267,209,250	576,011
U.S. Treasury Ultra Long-Term Bonds	2,572	12/19	502,166,503	507,809,250	5,642,747
					38,685,977
Contracts to Sell:
Canadian Dollar	14	12/19	1,054,725	1,052,310	2,415
Euro	20	12/19	2,799,450	2,766,125	33,325
Euro-Bund	8,639	12/19	1,675,658,805	1,673,724,473	1,934,332
Euro-Buxl	354	9/19	77,929,718	87,266,988	(9,337,270)
Euro-OAT	273	9/19	51,067,075	51,126,927	(59,852)
Japanese 10-Year Bonds	93	9/19	134,358,221	135,864,828	(1,506,607)
U.S. Treasury 10-Year Notes	1,853	12/19	243,784,576	244,074,843	(290,267)
United Kingdom Long Gilt Bonds	678	12/19	110,356,124	110,779,711	(423,587)
					(9,647,511)
Net unrealized appreciation on open futures contracts					$29,038,466

At August 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	50,018,235	USD	7,212,435	BNP Paribas SA	9/3/19	$(227,512)
CNH	695,501,450	USD	97,580,000	BNP Paribas SA	9/3/19	(454,941)
USD	48,790,000	CNH	338,358,650	BNP Paribas SA	9/3/19	1,539,050

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,213,683	CNH	50,018,235	Citibank N.A.	9/3/19	$228,760
USD	49,919,469	CNH	357,142,800	Citibank N.A.	9/3/19	45,359
EUR	58,000,000	USD	64,501,800	Citibank N.A.	9/18/19	(664,444)
MXN	565,500,000	USD	28,375,022	Citibank N.A.	9/18/19	(249,439)
ARS	273,160,000	USD	5,555,985	JPMorgan Chase & Co.	9/23/19	(1,343,848)
USD	6,765,439	IDR	96,468,391,792	Bank of America N.A.	10/17/19	901
USD	13,612,677	IDR	194,525,159,361	Bank of America N.A.	10/17/19	(27,777)
CAD	541,513,988	USD	413,218,048	Barclays Bank PLC	10/17/19	(6,208,810)
GBP	44,524,779	USD	55,959,633	Barclays Bank PLC	10/17/19	(1,673,052)
IDR	1,993,014,230,000	USD	138,779,627	Barclays Bank PLC	10/17/19	974,121
INR	6,464,659,626	USD	91,977,799	Barclays Bank PLC	10/17/19	(1,934,173)
USD	30,230,027	CNH	208,300,000	Barclays Bank PLC	10/17/19	1,184,344
USD	72,255,686	CNY	497,820,000	Barclays Bank PLC	10/17/19	2,626,859
USD	96,595,035	EUR	86,060,000	Barclays Bank PLC	10/17/19	1,657,563
USD	365,415	GBP	300,000	Barclays Bank PLC	10/17/19	(358)
USD	284,385	JPY	30,000,000	Barclays Bank PLC	10/17/19	1,012
ZAR	284,980,000	USD	20,012,640	Barclays Bank PLC	10/17/19	(1,341,136)
USD	55,924,265	BRL	210,946,329	BNP Paribas SA	10/17/19	5,149,522
USD	3,360,615	EUR	3,000,000	BNP Paribas SA	10/17/19	51,152
USD	4,493,440	EUR	4,000,000	BNP Paribas SA	10/17/19	80,822
USD	5,264,211	EUR	4,700,000	BNP Paribas SA	10/17/19	79,386
USD	5,275,726	EUR	4,700,000	BNP Paribas SA	10/17/19	90,901
BRL	177,590,000	USD	46,746,512	Citibank N.A.	10/17/19	(4,000,631)
BRL	205,484,896	USD	54,154,095	Citibank N.A.	10/17/19	(4,693,917)
BRL	357,920,000	USD	94,102,800	Citibank N.A.	10/17/19	(7,951,520)
EUR	8,000,000	USD	9,036,344	Citibank N.A.	10/17/19	(211,109)
EUR	21,772,745	USD	24,432,863	Citibank N.A.	10/17/19	(414,162)
MXN	1,267,889,074	USD	65,338,941	Citibank N.A.	10/17/19	(2,586,393)
RUB	1,115,294,711	USD	17,266,762	Citibank N.A.	10/17/19	(656,576)
USD	57,575,007	AUD	82,900,185	Citibank N.A.	10/17/19	1,665,945
USD	53,146,127	CAD	69,674,041	Citibank N.A.	10/17/19	778,175
USD	1,184,453	COP	3,841,181,900	Citibank N.A.	10/17/19	71,125
USD	2,784,063	EUR	2,500,000	Citibank N.A.	10/17/19	26,176
USD	3,374,415	EUR	3,000,000	Citibank N.A.	10/17/19	64,952
USD	3,387,300	EUR	3,000,000	Citibank N.A.	10/17/19	77,837
USD	5,004,151	EUR	4,500,000	Citibank N.A.	10/17/19	39,956
USD	5,063,051	EUR	4,500,000	Citibank N.A.	10/17/19	98,856
USD	5,622,930	EUR	5,000,000	Citibank N.A.	10/17/19	107,158
USD	5,647,663	EUR	5,000,000	Citibank N.A.	10/17/19	131,891

See Notes to Financial Statements.

34	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,694,793	EUR	5,100,000	Citibank N.A.	10/17/19	$68,705
USD	8,982,457	EUR	8,000,000	Citibank N.A.	10/17/19	157,221
USD	3,016,644	GBP	2,400,000	Citibank N.A.	10/17/19	90,458
USD	236,503	JPY	25,000,000	Citibank N.A.	10/17/19	359
USD	292,042	JPY	31,000,000	Citibank N.A.	10/17/19	(776)
USD	22,357,584	JPY	2,407,967,667	Citibank N.A.	10/17/19	(387,513)
USD	22,035,068	MXN	425,840,397	Citibank N.A.	10/17/19	958,642
BRL	311,404,163	USD	77,763,557	Goldman Sachs Group Inc.	10/17/19	(2,808,631)
USD	67,865,109	BRL	255,580,000	Goldman Sachs Group Inc.	10/17/19	6,347,049
USD	5,516,650	EUR	5,000,000	Goldman Sachs Group Inc.	10/17/19	878
TWD	20,237,600	USD	656,447	JPMorgan Chase & Co.	10/17/19	(10,425)
USD	94,767,784	EUR	83,545,162	JPMorgan Chase & Co.	10/17/19	2,604,566
USD	6,985,501	IDR	100,102,229,239	JPMorgan Chase & Co.	10/17/19	(33,848)
USD	8,137,550	IDR	114,804,554,771	JPMorgan Chase & Co.	10/17/19	87,248
USD	13,665,998	IDR	194,221,161,348	JPMorgan Chase & Co.	10/17/19	46,860
USD	70,652,330	PHP	3,638,595,000	JPMorgan Chase & Co.	10/17/19	924,514
USD	1,435,203	RUB	92,623,703	JPMorgan Chase & Co.	10/17/19	55,750
EUR	71,999,000	USD	81,366,070	Citibank N.A.	10/23/19	(1,902,007)
Total						$(11,668,925)

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

Abbreviations used in this table:

ARS	— Argentine Peso

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

COP	— Colombian Peso

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

PHP	— Philippine Peso

RUB	— Russian Ruble

TWD	— Taiwan Dollar

USD	— United States Dollar

ZAR	— South African Rand

At August 31, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,482,510,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$619,190	$2,392,493
1,560,270,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	788,991	2,322,601
27,390,000		11/15/43	2.950% semi-annually	3-Month LIBOR quarterly	(335,824)	(7,733,030)
9,153,500	EUR	8/23/47	1.498% annually	6-Month EURIBOR semi-annually	(10,388)	(4,132,930)
Total					$1,061,969	$(7,150,866)

See Notes to Financial Statements.

36	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset SMASh Series EC Fund

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation Depreciation
Citibank N.A.	75,176,000	BRL	1/2/20	BRL-CDI**	8.410	%**	$18,461	$536,046
Citibank N.A.	144,200,000	BRL	1/2/20	BRL-CDI**	8.410	%**	7,838	1,056,916
Citibank N.A.	160,100,000	BRL	1/2/20	BRL-CDI**	8.410	%**	20,224	1,160,693
Citibank N.A.	245,300,000	BRL	1/2/20	BRL-CDI**	8.410	%**	49,877	1,841,379
Citibank N.A.	707,924,000	BRL	1/2/20	BRL-CDI**	8.410	%**	—	5,221,731
JPMorgan Chase & Co.	448,516,000	BRL	1/4/27	BRL-CDI**	7.044	%**	—	(300,893)
Total							$96,400	$9,515,872

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]		Termination Date	Periodic Payments Received by the Fund†	Market Value[3]		Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.32 Index	$83,135,250		6/20/24	5.000% quarterly	$5,574,717		$4,145,970	$1,428,747

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]		Termination Date	Periodic Payments Made by the Fund†	Market Value[3]		Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.32 Index	$112,023,000		6/20/24	1.000% quarterly	$(2,367,942)		$(2,128,169)	$(239,773)

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series EC Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

38	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2019

Assets:
Investments, at value (Cost — $1,941,961,055)	$1,948,081,725
Foreign currency, at value (Cost — $31,813,003)	30,262,003
Receivable for securities sold	67,527,503
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $42,577,639)	42,250,199
Deposits with brokers for open futures contracts and exchange-traded options	31,951,012
Unrealized appreciation on forward foreign currency contracts	28,114,073
Interest receivable	13,362,059
Deposits with brokers for centrally cleared swap contracts	11,639,979
Receivable for Fund shares sold	10,328,321
OTC swaps, at value (premiums paid — $96,400)	9,913,165
Receivable from broker — variation margin on centrally cleared swap contracts	1,997,395
Deposits with brokers for OTC derivatives	710,000
Receivable from investment manager	59,309
Prepaid expenses	46,987
Total Assets	2,196,243,730

Liabilities:
Unrealized depreciation on forward foreign currency contracts	39,782,998
Payable for securities purchased	18,365,381
Foreign currency collateral received for centrally cleared swap contracts, at value (Cost — $1,646,341)	1,560,175
Payable for Fund shares repurchased	1,357,397
Payable to broker — variation margin on open futures contracts	951,114
Written options, at value (premiums received — $677,171)	899,901
OTC swaps, at value (premiums paid — $0)	300,893
Trustees’ fees payable	4,889
Accrued expenses	199,973
Total Liabilities	63,422,721
Total Net Assets	$2,132,821,009

Net Assets:
Par value (Note 5)	$2,288
Paid-in capital in excess of par value	2,125,080,299
Total distributable earnings (loss)	7,738,422
Total Net Assets	$2,132,821,009

Shares Outstanding	228,823,562

Net Asset Value	$9.32

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	39

Statement of operations (unaudited)

For the Six Months Ended August 31, 2019

Investment Income:
Interest	$51,766,709
Dividends	34,768
Less: Foreign taxes withheld	(197,810)
Total Investment Income	51,603,667

Expenses:
Custody fees	77,323
Fund accounting fees	61,119
Registration fees	45,627
Legal fees	40,956
Trustees’ fees	23,858
Audit and tax fees	21,896
Interest expense	12,461
Insurance	12,196
Shareholder reports	11,439
Transfer agent fees	10,645
Commitment fees (Note 6)	10,465
Miscellaneous expenses	19,662
Total Expenses	347,647
Less: Fee waivers and/or expense reimbursements (Note 2)	(347,647)
Net Expenses	—
Net Investment Income	51,603,667

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(15,616,959)
Futures contracts	29,496,708
Written options	3,292,120
Swap contracts	(1,635,940)
Forward foreign currency contracts	20,629,289
Foreign currency transactions	(947,258)
Net Realized Gain	35,217,960
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	51,047,064
Futures contracts	22,960,823
Written options	(1,192,657)
Swap contracts	2,048,364
Forward foreign currency contracts	(18,799,255)
Foreign currencies	(3,037,608)
Change in Net Unrealized Appreciation (Depreciation)	53,026,731
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	88,244,691
Increase in Net Assets From Operations	$139,848,358

See Notes to Financial Statements.

40	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2019 (unaudited) and the Year Ended February 28, 2019	August 31	February 28

Operations:
Net investment income	$51,603,667	$89,528,730
Net realized gain (loss)	35,217,960	(44,692,997)
Change in net unrealized appreciation (depreciation)	53,026,731	(19,636,265)
Increase in Net Assets From Operations	139,848,358	25,199,468

Distributions to Shareholders From (Note 1):
Total distributable earnings	(49,189,737)	(79,543,999)
Decrease in Net Assets From Distributions to Shareholders	(49,189,737)	(79,543,999)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	360,993,107	653,949,117
Cost of shares repurchased	(163,344,867)	(489,904,681)
Increase in Net Assets From Fund Share Transactions	197,648,240	164,044,436
Increase in Net Assets	288,306,861	109,699,905

Net Assets:
Beginning of period	1,844,514,148	1,734,814,243
End of period	$2,132,821,009	$1,844,514,148

See Notes to Financial Statements.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	41

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2019[1,2]	2019[1]	2018[1]	2017[1,3]	2016[1,4]	2015[1,4]	2014[1,4]

Net asset value, beginning of period	$8.91	$9.18	$9.20	$9.42	$9.14	$9.59	$9.32

Income (loss) from operations:
Net investment income	0.24	0.44	0.45	0.15	0.47	0.46	0.40
Net realized and unrealized gain (loss)	0.40	(0.31)	0.23	(0.04)	0.31	(0.28)	0.46
Total income from operations	0.64	0.13	0.68	0.11	0.78	0.18	0.86

Less distributions from:
Net investment income	(0.23)	(0.40)	(0.70)	(0.19)	(0.46)	(0.56)	(0.59)
Net realized gains	—	—	—	(0.14)	(0.04)	(0.07)	—
Total distributions	(0.23)	(0.40)	(0.70)	(0.33)	(0.50)	(0.63)	(0.59)

Net asset value, end of period	$9.32	$8.91	$9.18	$9.20	$9.42	$9.14	$9.59
Total return[5]	7.34%	1.44%	7.49%	1.19%	8.88%	1.99%	9.59%

Net assets, end of period (millions)	$2,133	$1,845	$1,735	$1,083	$995	$585	$273

Ratios to average net assets:
Gross expenses[6]	0.03%[7]	0.04%	0.04%	0.04%[7]	0.05%	0.05%	0.12%
Net expenses[8,9]	0.00 [7]	0.00	0.00	0.00 [7]	0.00	0.00	0.00
Net investment income	5.17 [7]	5.09	4.80	5.00 [7]	5.17	4.94	4.34

Portfolio turnover rate	16%	37%	26%	13%	36%	59%	69%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[7]	Annualized.

[8]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

42	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

44	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$507,658,381	—	$507,658,381
Collateralized mortgage obligations	—	347,406,664	—	347,406,664
Senior loans:
Consumer discretionary	—	72,400,682	$1,433,521	73,834,203
Health care	—	49,923,369	4,389,000	54,312,369
Other senior loans	—	177,227,108	—	177,227,108
Corporate bonds & notes	—	304,867,125	—	304,867,125
Asset-backed securities	—	100,357,010	—	100,357,010
U.S. government & agency obligations	—	91,638,477	—	91,638,477
Purchased options:
Exchange-traded purchased options	$479,156	—	—	479,156
OTC purchased options	—	11,001,523	—	11,001,523
Preferred stocks	864,364	—	—	864,364
Total long-term investments	1,343,520	1,662,480,339	5,822,521	1,669,646,380
Short-term investments†:
U.S. government agencies	—	259,422,974	—	259,422,974
Overnight deposits	—	19,012,371	—	19,012,371
Total short-term investments	—	278,435,345	—	278,435,345
Total investments	$1,343,520	$1,940,915,684	$5,822,521	$1,948,081,725

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$49,545,147	—	—	$49,545,147
Forward foreign currency contracts	—	$28,114,073	—	28,114,073
Centrally cleared interest rate swaps	—	4,715,094	—	4,715,094
OTC interest rate swaps‡	—	9,913,165	—	9,913,165
Centrally cleared credit default swaps on credit indices — sell protection	—	1,428,747	—	1,428,747
Total other financial instruments	$49,545,147	$44,171,079	—	$93,716,226
Total	$50,888,667	$1,985,086,763	$5,822,521	$2,041,797,951

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$899,901	—	—	$899,901
Futures contracts	20,506,681	—	—	20,506,681
Forward foreign currency contracts	—	$39,782,998	—	39,782,998
Centrally cleared interest rate swaps	—	11,865,960	—	11,865,960
OTC interest rate swaps‡	—	300,893	—	300,893
Centrally cleared credit default swaps on credit indices — buy protection	—	239,773	—	239,773
Total	$21,406,582	$52,189,624	—	$73,596,206

†	See Schedule of Investments for additional detailed categorizations.
‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

46	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in

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Notes to financial statements (unaudited) (cont’d)

certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counter-party in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

48	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2019, the total notional value of all credit default swaps to sell protection was $83,135,250. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended August 31, 2019, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use

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Notes to financial statements (unaudited) (cont’d)

a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these

50	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the coun-terparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(i) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At August 31, 2019, the Fund had sufficient cash and/or securities to cover these commitments.

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Notes to financial statements (unaudited) (cont’d)

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

52	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

(l) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(m) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

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Notes to financial statements (unaudited) (cont’d)

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2019, the Fund held OTC swap contracts and forward foreign currency contracts with credit related contingent features which had a liability position of $40,083,891. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of August 31, 2019, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $710,000, which could be used to reduce the required payment.

54	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

At August 31, 2019, the Fund held non-cash collateral from Bank of America N.A., Barclays Bank PLC, BNP Paribas SA and Goldman Sachs Group Inc. in the amounts of $101,227, $269,054, $6,527,069 and $3,612,942. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(p) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended August 31, 2019, fees waived and/or expenses reimbursed amounted to $347,647.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$392,640,273	$54,403,732
Sales	183,834,971	72,409,212

56	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

At August 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,941,961,055	$84,088,225	$(77,967,555)	$6,120,670
Swap contracts	3,176,170	15,960,606	(12,406,626)	3,553,980
Written options	(677,171)	246,594	(469,324)	(222,730)
Futures contracts	—	49,545,147	(20,506,681)	29,038,466
Forward foreign currency contracts	—	28,114,073	(39,782,998)	(11,668,925)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2019.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$423,486	$11,057,193	—	$11,480,679
Futures contracts[3]	49,166,276	378,871	—	49,545,147
OTC swap contracts[4]	9,913,165	—	—	9,913,165
Centrally cleared swap contracts[5]	4,715,094	—	$1,428,747	6,143,841
Forward foreign currency contracts	—	28,114,073	—	28,114,073
Total	$64,218,021	$39,550,137	$1,428,747	$105,196,905

	LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$696,556	$203,345	—	$899,901
Futures contracts[3]	11,701,654	8,805,027	—	20,506,681
OTC swap contracts[4]	300,893	—	—	300,893
Centrally cleared swap contracts[5]	11,865,960	—	$239,773	12,105,733
Forward foreign currency contracts	—	39,782,998	—	39,782,998
Total	$24,565,063	$48,791,370	$239,773	$73,596,206

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.
[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(2,145,458)	$(7,799,658)	—	$(9,945,116)
Written options	989,414	2,302,706	—	3,292,120
Futures contracts	32,954,072	(3,457,364)	—	29,496,708
Swap contracts	(10,049,050)	—	$8,413,110	(1,635,940)
Forward foreign currency contracts	—	20,629,289	—	20,629,289
Total	$21,748,978	$11,674,973	$8,413,110	$41,837,061

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(671,604)	$8,402,163	—	$7,730,559
Written options	(162,189)	(1,030,468)	—	(1,192,657)
Futures contracts	33,420,495	(10,459,672)	—	22,960,823
Swap contracts	4,989,121	—	$(2,940,757)	2,048,364
Forward foreign currency contracts	—	(18,799,255)	—	(18,799,255)
Total	$37,575,823	$(21,887,232)	$(2,940,757)	$12,747,834

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

58	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

During the six months ended August 31, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$6,890,030
Written options	505,387
Futures contracts (to buy)	3,816,727,493
Futures contracts (to sell)	1,927,581,962
Forward foreign currency contracts (to buy)	1,415,566,274
Forward foreign currency contracts (to sell)	745,108,363

Average Notional Balance
Interest rate swap contracts	$1,542,110,754
Credit default swap contracts (to buy protection)	80,016,429
Credit default swap contracts (to sell protection)	182,390,857

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of August 31, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$901	$(27,777)	$(26,876)	$(901)	$(27,777)
Barclays Bank PLC	6,443,899	(11,157,529)	(4,713,630)	(269,054)	(4,982,684)
BNP Paribas SA	6,990,833	(682,453)	6,308,380	(6,527,069)	(218,689)
Citibank N.A.	25,526,263	(23,718,487)	1,807,776	60,000	1,867,776
Goldman Sachs Group Inc.	6,347,927	(2,808,631)	3,539,296	(3,612,942)	(73,646)
JPMorgan Chase & Co.	3,718,938	(1,689,014)	2,029,924	650,000	2,679,924
Total	$49,028,761	$(40,083,891)	$8,944,870	$(9,699,966)	$(755,096)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Shares of beneficial interest

At August 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Western Asset SMASh Series EC Fund 2019 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Shares sold	39,637,830	74,565,904
Shares repurchased	(17,896,018)	(56,511,941)
Net increase	21,741,812	18,053,963

6. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2019, the Fund incurred a commitment fee in the amount of $10,465. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2019.

7. Deferred capital losses

As of February 28, 2019, the Fund had deferred capital losses of $59,290,704, which have no expiration date, that will be available to offset future taxable capital gains.

8. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

60	Western Asset SMASh Series EC Fund 2019 Semi-Annual Report

Western Asset

SMASh Series EC Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset SMASh Series EC Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series EC Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s web-site at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series EC Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and cred-itworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04237 10/19 SR19-3722

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 23, 2019

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 23, 2019